UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04413

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds IV

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Growth Opportunities Fund

December 31, 2008

	Number of
	Shares	Value
Common Stock – 97.99%
Basic Industry/Capital Goods – 9.90%
*Agrium	71,200	$2,430,056
Flowserve	45,500	2,343,250
*Joy Global	124,400	2,847,516
†Mettler-Toledo International	33,000	2,224,200
*†Quanta Services	236,600	4,684,680
*Roper Industries	109,600	4,757,736
		19,287,438
Business Services – 11.63%
†Concur Technologies	91,800	3,012,876
†Corrections Corporation America	165,400	2,705,944
*Dun & Bradstreet	39,900	3,080,280
Expeditors International Washington	122,900	4,088,883
†Fiserv	86,200	3,135,094
IMS Health	244,300	3,703,588
*†Iron Mountain	118,400	2,928,032
		22,654,697
Consumer Durables – 1.75%
*†LKQ	293,000	3,416,380
		3,416,380
Consumer Non-Durables – 12.69%
*†Amazon.com	55,800	2,861,424
†Dollar Tree	171,800	7,181,240
*Flowers Foods	252,600	6,153,336
PETsMART	181,600	3,350,520
*†Urban Outfitters	345,200	5,171,096
		24,717,616
Consumer Services – 3.88%
*Burger King Holdings	144,300	3,445,884
†DISH Network Class A	191,200	2,120,408
*†Wynn Resorts	47,200	1,994,672
		7,560,964
Energy – 7.79%
*†CGG Veritas ADR	109,700	1,644,403
*†Core Laboratories	64,900	3,884,914
*Diamond Offshore Drilling	32,200	1,897,868
*Helmerich & Payne	81,800	1,860,950
†National Oilwell Varco	139,500	3,409,380
†Plains Exploration & Production	107,000	2,486,680
		15,184,195
Financials – 5.53%
†Interactive Brokers Group	156,700	2,803,363
†IntercontinentalExchange	12,800	1,055,232
Invesco	151,400	2,186,216
People's United Financial	191,100	3,407,313
*T. Rowe Price Group	37,500	1,329,000
		10,781,124
Health Care – 22.58%
†Abraxis BioScience	110,831	7,305,980
†Affymetrix	572,300	1,711,177
Allergan	63,500	2,560,320
†Biogen Idec	180,700	8,606,740
†Celera	176,900	1,968,897
†Forest Laboratories	201,700	5,137,299
†Health Net	164,900	1,795,761
*Perrigo	30,000	969,300
*Quest Diagnostics	98,400	5,107,944
†ResMed	127,000	4,759,960

†Sepracor	371,200	4,075,776
		43,999,154
Technology – 19.58%
†Adobe Systems	44,000	936,760
†American Tower Class A	101,100	2,964,252
†ANSYS	138,000	3,848,820
*ASML Holding	68,400	1,235,988
†Atheros Communications	211,000	3,019,410
†Citrix Systems	213,300	5,027,481
*†F5 Networks	184,500	4,217,670
*†Juniper Networks	128,100	2,243,031
L-3 Communications Holdings	7,100	523,838
*†Lam Research	48,900	1,040,592
†Nuance Communications	233,200	2,415,952
*†salesforce.com	48,900	1,565,289
*†Sybase	253,500	6,279,195
*†Symantec	210,300	2,843,256
		38,161,534
Transportation – 2.66%
*Hunt (J.B.) Transport Services	197,200	5,180,444
		5,180,444
Total Common Stock (cost $228,962,069)		190,943,546
	Principal
	Amount
Repurchase Agreement** – 3.12%
BNP Paribas 0.005%, dated 12/31/08, to be
repurchased on 1/2/09, repurchase price $6,078,007
(collateralized by U.S. Government obligations,
10/22/09; market value $6,205,686)	$6,078,000	6,078,000
Total Repurchase Agreement (cost $6,078,000)		6,078,000

Total Value of Securities Before Securities Lending Collateral – 101.11%
(cost $235,040,069)		197,021,546
	Number of
	Shares
Securities Lending Collateral*** – 17.51%
Investment Companies
Mellon GSL DBT II Collateral Fund	35,167,382	34,089,249
†Mellon GSL DBT II Liquidation Trust	627,630	20,712
Total Securities Lending Collateral (cost $35,795,012)		34,109,961

Total Value of Securities – 118.62%
(cost $270,835,081)		231,131,507 ©
Obligation to Return Securities Lending Collateral*** – (18.37%)		(35,795,012)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.25%)		(478,952)
Net Assets Applicable to 17,027,369 Shares Outstanding – 100.00%		$194,857,543

*Fully or partially on loan.
†Non income producing security.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
©Includes $33,986,726 of securities loaned.

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Equity Funds IV – Delaware Growth Opportunities Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – The Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At December 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$272,949,783
Aggregate unrealized appreciation	8,895,913
Aggregate unrealized depreciation	(50,714,189)
Net unrealized depreciation	$ (41,818,276)

Effective October 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008:

Securities
Level 1	$197,021,546
Level 2	34,089,249
Level 3	20,712
Total	$231,131,507

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 9/30/08	$–
Net change in unrealized
appreciation/depreciation	(606,918)
Net transfers in and/or out of Level 3	627,630
Balance as of 12/31/08	$20,712

Net change in unrealized
appreciation/depreciation on
investments still held as of 12/31/08	$(606,918)

3. Securities Lending
The Fund, along with other funds in the Trust, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the period ended December 31, 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2008, the value of securities on loan was $33,986,726, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of Investments under the caption “Securities Lending Collateral”.

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid- sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of December 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Global Real Estate Securities Fund

December 31, 2008

	Number of	Value
	Shares	(U.S. $)
Common Stock – 87.43%Δ
Australia – 7.47%
±Goodman Group	9,808	$5,153
±Stockland	5,209	15,119
±Westfield Group	9,709	89,934
		110,206
Brazil – 0.43%
†BR Malls Participacoes	1,607	6,318
		6,318
Canada – 1.88%
Canadian Real Estate Investment Trust	394	7,308
RioCan Real Estate Investment Trust	1,823	20,465
		27,773
France – 6.05%
±Fonciere Des Regions	211	14,529
±Unibail-Rodamco	498	74,765
		89,294
Greece – 0.67%
±†Babis Vovos International Construction	793	9,926
		9,926
Hong Kong – 7.62%
±China Overseas Land & Investment	8,000	11,233
±China Resources Land	8,000	9,902
±Hang Lung Group	4,000	12,219
±Henderson Land Development	3,000	11,220
±Link REIT	8,016	13,335
±New World China Land	4,400	1,349
±Sun Hung Kai Properties	5,000	42,073
±Wharf Holdings	4,000	11,072
		112,403
Italy – 0.74%
±Beni Stabili	15,540	10,976
		10,976
Japan – 14.68%
±Aeon Mall	742	14,332
±Japan Real Estate Investment	1	8,926
±Mitsubishi Estate	5,000	82,525
±Mitsui Fudosan	4,000	66,634
±Nippon Accommodations Fund	2	8,548
±Nippon Building Fund	2	21,965
±NTT Urban Development	7	7,575
±Tokyu REIT	1	6,203
		216,708
Malaysia – 0.88%
±KLCC Property Holdings	16,050	13,031
		13,031
Netherlands – 1.21%
±Corio	386	17,862
		17,862
Singapore – 1.51%
±Ascendas Real Estate Investment Trust	4,800	4,644
±CapitaLand	5,000	10,973
±CapitaMall Trust	6,000	6,715
		22,332
Sweden – 0.84%
±Castellum	450	3,595
±Hufvudstaden - Class A	1,221	8,841
		12,436
United Kingdom – 4.83%
±British Land	2,133	17,362
±Hammerson	2,351	18,502

±Land Securities Group	2,589	35,368
		71,232
United States – 38.62%
Alexandria Real Estate Equities	450	27,153
AMB Property	135	3,162
Apartment Investment & Management	390	4,505
AvalonBay Communities	100	6,058
Boston Properties	400	22,000
BRE Properties	200	5,596
Camden Property Trust	250	7,835
Corporate Office Properties Trust	250	7,675
†Corrections Corporate of America	1,300	21,268
Digital Realty Trust	630	20,696
Entertainment Properties Trust	100	2,980
Equity Lifestyle Properties	100	3,836
Equity Residential	910	27,136
Essex Property Trust	50	3,838
Federal Realty Investment Trust	200	12,416
HCP	1,250	34,713
Health Care REIT	350	14,770
Highwoods Properties	350	9,576
Host Hotels & Resorts	2,050	15,519
Kilroy Realty	500	16,730
Kimco Realty	1,110	20,291
Kite Realty Group Trust	1,250	6,950
Liberty Property Trust	700	15,981
Macerich	650	11,804
Mack-Cali Realty	400	9,800
Nationwide Health Properties	300	8,616
ProLogis	120	1,667
Public Storage	650	51,674
Ramco-Gershenson Properties Trust	700	4,326
Regency Centers	400	18,680
Senior Housing Properties Trust	1,450	25,984
Simon Property Group	1,310	69,599
Tanger Factory Outlet Centers	50	1,881
UDR	350	4,827
Ventas	600	20,142
Vornado Realty Trust	500	30,175
		569,859
Total Common Stock (cost $1,960,089)		1,290,356
Right – 0.01%
China Overseas Land & Investment Rights	320	115
Total Right (cost $0)		115

	Principal
	Amount
Repurchase Agreement* – 13.35%
BNP Paribas 0.005%, dated 12/31/08, to be
repurchased on 1/2/09, repurchase price $197,000
(collateralized by U.S. Government obligations,
10/22/09; with market value $201,139)	$197,000	197,000
Total Repurchase Agreement (cost $197,000)		197,000

Total Value of Securities – 100.79%
(cost $2,157,089)		1,487,471
Liabilities Net of Receivables and Other Assets (See Notes) – (0.79%)		(11,732)
Net Assets Applicable to 359,847 Shares Outstanding – 100.00%		$1,475,739

ΔSecurities have been classified by country of origin.
†Non income producing security.
±Security is being valued based on international fair value pricing. At December 31, 2008, the aggregate amount of international fair valued securities was $686,406, which represented 46.51% of the Fund's net assets. See Note 1 in “Notes.”
*See Note 1 in “Notes”

REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Equity Funds IV – Delaware Global Real Estate Securities Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – The Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At December 31, 2008, the cost of investments for federal income tax purposes was $2,331,846. At December 31, 2008, net unrealized depreciation was $844,375, of which $5,838 related to unrealized appreciation of investments and $850,213 related to unrealized depreciation of investments.

Effective October 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008:

Securities
Level 1	$ 800,950
Level 2	686,521
Level 3	-
Total	$1,487,471

There were no level 3 securities at the beginning or end of the period.

3. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. This Fund is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a fund that invests in a broader range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resales pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of December 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Healthcare Fund

December 31, 2008

	Number of
	Shares	Value
Common Stock – 99.90%☐
Biotechnology – 12.96%
†Altus Pharmaceuticals	4,000	$2,120
†BioMarin Pharmaceutical	400	7,120
†Cardiome Pharma	800	3,640
†Chelsea Therapeutics International	5,000	6,700
±†Genmab	240	9,362
†Immunomedics	7,000	11,900
†Inspire Pharmaceuticals	1,400	5,040
†Ligand Pharmaceuticals Class B	4,000	10,960
†Medarex	19,250	107,415
†OSI Pharmaceuticals	2,150	83,958
†Regeneron Pharmaceuticals	800	14,688
†Sucampo Pharmaceuticals Class A	12,000	69,000
†Trubion Pharmaceuticals	1,600	2,048
		333,951
Blue Chip Medical Products – 56.42%
Abbott Laboratories	1,500	80,055
Allergan	1,000	40,320
†Amgen	2,000	115,500
†±AstraZeneca	798	33,136
†Biogen Idec	2,550	121,456
Bristol-Myers Squibb	3,000	69,750
†Charles River Laboratories International	3,950	103,490
±Chugai Pharmaceutical	4,022	78,118
†Forest Laboratories	4,000	101,880
†Genentech	900	74,619
GlaxoSmithKline ADR	1,100	40,997
Johnson & Johnson	1,000	59,830
Lilly (Eli)	3,150	126,850
±†Medigene AG	2,000	12,398
Pfizer	6,500	115,115
±Sanofi-Aventis	754	48,466
†±Smith & Nephew	4,922	31,924
†St. Jude Medical	600	19,776
Wyeth	2,000	75,020
†Zimmer Holdings	2,600	105,092
		1,453,792
Financial Services – 2.16%
Bank of America	3,000	42,240
Citigroup	2,000	13,420
		55,660
Healthcare Services – 12.98%
Aetna	500	14,250
†Coventry Health Care	200	2,976
†Health Net	2,500	27,225
Quest Diagnostics	1,200	62,292
UnitedHealth Group	3,000	79,800
Walgreen	2,750	67,843
†WellPoint	1,900	80,047
		334,433

Small/Mid-Cap Medical Products – 15.38%
†Advanced Medical Optics	2,700	17,847
†Affymetrix	11,000	32,890
†Align Technology	2,200	19,250
†ArthroCare	1,000	4,770
†Bare Escentuals	750	3,923
±Bayer	378	22,049
†Boston Scientific	2,200	17,028

†Celera	2,000	22,260
†Edwards Lifesciences	500	27,475
†Gen-Probe	900	38,556
±Koninklijke	898	23,157
†Schein (Henry)	900	33,021
†Sepracor	6,750	74,114
±†Sorin	3,300	2,207
Stryker	450	17,978
†Watson Pharmaceuticals	650	17,271
†Wright Medical Group	1,100	22,473
		396,269
Total Common Stock (cost $2,941,674)		2,574,105

Total Value of Securities – 99.90%
(cost $2,941,674)		2,574,105
Receivables and Other Assets Net of Liabilities (See Notes) – 0.10%		2,530
Net Assets Applicable to 368,688 Shares Outstanding – 100.00%		$2,576,635

†Non income producing security.
☐Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
±Security is being valued based on international fair value pricing. At December 31, 2008, the aggregate amount of international fair value priced securities was $260,817, which represented 10.12% of the Fund's net assets. See Note 1 in “Notes.”

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Equity Funds IV – Delaware Healthcare Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes – The Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At December 31, 2008, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At December 31, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$2,952,167
Aggregate unrealized appreciation	$ 101,660
Aggregate unrealized depreciation	(479,722)
Net unrealized depreciation	$ (378,062)

Effective October 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of December 31, 2008:

Securities
Level 1	$2,313,288
Level 2	260,817
Level 3	-
Total	$2,574,105

There were no Level 3 securities at the beginning or end of the period.

3. Credit and Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the healthcare industry and is subject to some of the risks associated with that industry. The value of the Fund’s shares will be affected by factors particular to the healthcare and related sectors (such as government regulation) and may fluctuate more widely than that of a fund which invests in a broad range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of December 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: